Segmented Information - Percentage of Metal Revenues by Major Customers (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Major Customers [Line Items]
Percentage of revenue	100.00%	100.00%
Customer A
Disclosure Of Major Customers [Line Items]
Percentage of revenue	59.00%	94.00%
Customer B
Disclosure Of Major Customers [Line Items]
Percentage of revenue	36.00%
Customer C
Disclosure Of Major Customers [Line Items]
Percentage of revenue	5.00%	5.00%
Customer D
Disclosure Of Major Customers [Line Items]
Percentage of revenue		1.00%